Revenue - Summary of disaggregation of revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 361,134	¥ 401,844	¥ 527,543
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87,710	54,190	337,717
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	273,424	347,654	189,826
Autonomous driving related operational and technical support services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,523	85,285	32,627
Other technology services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164,901	262,369	157,199
Provision of services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	273,424	347,654	189,826
Sales of autonomous driving vehicles [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 87,710	¥ 54,190	¥ 337,717